Deferred Charges, Net (Details) (USD $)	6 Months Ended
Sep. 30, 2014
Movement in deferred charges, net
Balance at the beginning of the period	$ 2,555,674
Additions	1,080,580
Amortization	(569,915)
Transferred to APIC	(2,065,023)
Balance at the end of the period	1,001,316
Financing costs
Movement in deferred charges, net
Balance at the beginning of the period	716,040
Amortization	(505,184)
Balance at the end of the period	210,856
Drydocking costs
Movement in deferred charges, net
Balance at the beginning of the period	535,291
Additions	319,900
Amortization	(64,731)
Balance at the end of the period	790,460
IPO offering costs
Movement in deferred charges, net
Balance at the beginning of the period	1,304,343
Additions	760,680
Transferred to APIC	$ (2,065,023)